U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


1.  Name and address of issuer:  Manning & Napier Fund, Inc.
                                 290 Woodcliff Drive
                                 Fairport, NY 14450

2. Name of each series or class of securities for which this Form is filed(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Pro-Blend(R) Conservative Term Series,
Pro-Blend(R) Moderate Term Series,
Pro-Blend(R) Extended Term Series,
Pro-Blend(R) Maximum Term Series,
Tax Managed Series,    Equity Series,       Overseas Series,
Target Income Series,  Target 2015 Series,
Target 2020 Series,   Target 2025 Series,   Target 2030 Series,
Target 2035 Series,   Target 2040 Series,   Target 2045 Series,
Target 2050 Series,   Target 2055 Series,   Target 2060 Series,
Disciplined Value Series,    Quality Equity Series,
Rainier International Discovery Series,
Blended Asset Conservative Series,
Blended Asset Moderate Series,   Blended Asset Extended Series,
Blended Asset Maximum Series



3.  Investment Company Act File Number: 811-04087

    Securities Act File Number: 2-92633

4.  (a)  Last day of fiscal year for which this Form is filed: 10/31/2017

    (b)  Check box if this Form is being filed late (i.e., more than 90
    calendar days after the end of the Issuer's fiscal year).   [     ]

    (c)  Check box if this is the last time the issuer will be filing this
    form.   [     ]

5.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during
    the fiscal year pursuant to section 24(f):            $1,833,336,642

    (ii) Aggregate price of securities
    redeemed or repurchased during the
    fiscal year:                             $2,995,166,333

    (iii) Aggregate price of securities
    redeemed or repurchased during any
    prior fiscal year ending no earlier
    than October 11, 1995 that were not
    previously used to reduce registration
    fees payable to the Commission:          $4,102,520,881

    (iv) Total available redemption credits [add
    items 5(ii) and 5(iii):                             - $7,097,687,214

    (v) Net sales - if item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item(i)]:        $  0

    (vi) Redemption credits available for
    use in future years - if Item 5(i) is
    less than Item 5(iv) [subtract Item
    5(iv) from Item 5(i)]:                   $(5,264,350,572)

    (vii) Multiplier for determining registration fee:    x .0001245

    (viii) Registration fee due [multiply Item 5(v) by
    Item 5(vii)]:                                        = $  0

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                                         + $ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                         = $ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

CIK Number designated to receive payment:  0000751173

        Method of Delivery:

    [ ]   Wire Transfer
    [ ]   Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:     /s/Christine Glavin
        Christine Glavin
        Chief Financial Officer

Date:   January 10, 2018